NET INCOME (LOSS) PER SHARE - Computation of loss per share and weighted average of the company's common stock outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
NET INCOME (LOSS) PER SHARE
Net income (loss)	$ (654)	$ 1,033	$ (736)	$ (2,311)	$ 378	$ (3,049)	$ (5,292)	$ 571
Basic weighted average shares outstanding, common stock (in shares)	16,602,000		16,573,000		16,602,000	16,573,000	16,593
Diluted weighted average shares outstanding, common stock (in shares)	16,602,000		16,573,000		16,602,000	16,573,000	16,593
Net income (loss) per share - Basic (in dollars per share)	$ (0.04)		$ (0.04)		$ 0.02	$ (0.18)	$ (0.32)
Net income (loss) per share - Diluted (in dollars per share)	$ (0.04)		$ (0.04)		$ 0.02	$ (0.18)	$ (0.32)